Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2025
Brumadinho Dam Failure
Schedule of effects in income statements

Year ended December 31,	2025	2024	2023
Integral Reparation Agreement	70	(52)	39
Other obligations	227	168	437
Incurred expenses	307	378	484
Insurance	(8)	(11)	(30)
Expenses related to Brumadinho event	596	483	930

Schedule of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2024	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2025
Integral Reparation Agreement
Payment obligations	304	3	41	(196)	37	189
Provision for socio-economic reparation and others	327	1	46	(97)	40	317
Provision for social and environmental reparation	533	66	79	(230)	67	515
	1,164	70	166	(523)	144	1,021
Other obligations
Tailings containment, geotechnical safety and environmental reparation	504	76	67	(169)	64	542
Individual indemnification	49	61	8	(48)	5	75
Other	253	90	31	(134)	33	273
	806	227	106	(351)	102	890
Liability	1,970	297	272	(874)	246	1,911